-                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  DECEMBER 31, 2009

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management Advisors, LP
		      (Successor entity to Scottwood Capital Management, L.L.C.)
Address               33 Benedict Place
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            FEBRUARY 9, 2010
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 9


Form 13F Information Table Value Total: $245,824 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Clearwire Corp                 COM              18538Q105     3380    500000 SH       SOLE                    500000
Global Crossings Ltd           COM              G3921A175     6461    453400 SH       SOLE                    453400
Level 3 Communications         COM              52729N100    11368   7429891 SH       SOLE                   7429891
Paetec Holding Corp.           COM              695459107     6848   1650000 SH       SOLE                   1650000
Time Warner Telecom Inc.       COM              887317303     8575    500000 SH       SOLE                    500000
SPDR TR JAN 111                PUT              78462F103    89152    800000 SH  PUT  SOLE                    800000
I SHARES JAN 62	               PUT              464287655    62440   1000000 SH  PUT  SOLE                   1000000
XLF TR JAN 114                 PUT              81369Y605    43200   3000000 SH  PUT  SOLE                   3000000
XLF TR JAN 15                  PUT              81369Y605    14400   1000000 SH  PUT  SOLE                   1000000

